Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 13 – RELATED PARTY TRANSACTIONS

Loans and commitments to principal officers, directors and their affiliates in 2011 were as follows:

Beginning balance	$3,390,161
New loans and line advances	1,136,625
Repayments	(869,204)
Ending balance	$3,657,582

Deposits from principal officers, directors and their affiliates were $2,684,204 at year-end 2011 and $3,143,260 at year-end 2010.